The interactive data file included as an exhibit to this filing relates to the prospectuses for Columbia Variable Portfolio – Managed Volatility Conservative Fund, Columbia Variable Portfolio – Managed Volatility Growth Fund and Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund filed pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on April 30, 2013 (Accession No. 0001193125-13-187466), which are incorporated herein by reference.